REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
REVENUE AND COST OF SALES
Production costs	$ 7,440	$ 9,233
Depreciation and depletion	834	821
Total cost	$ 8,274	$ 10,054